Derivative Instruments and Hedging Activities (Fair Values of Derivative Instruments Designated as Hedging Instruments) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Deferred Credit [Member]
Derivative Liability, Fair Value		$ (0.9)
Derivative, Fair Value, Offset, Net		(0.9)
Forward Contract Power [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value		5.5
Derivative, Fair Value, Net		2.1
Derivative, Fair Value, Offset, Net		(3.4)
Forward Contract Power [Member] | Other Current Liabilities [Member]
Derivative Liability, Fair Value		(7.5)
Derivative, Collateral, net		(4.1)
Derivative, Fair Value, Offset, Net		(3.4)
Forward Contract Power [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		3.5
Derivative, Fair Value, Net		2.6
Derivative, Fair Value, Offset, Net		(0.9)
Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	4.9	5.5	4.9
Derivative, Fair Value, Net	1.7	2.1	0.7
Derivative, Fair Value, Offset, Net	(3.2)	(3.4)	(4.2)
Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative Liability, Fair Value	(13.0)	(7.5)	(6.6)
Derivative, Fair Value, Net	1.0		0.1
Derivative, Collateral, net	(8.8)	(4.1)	(2.3)
Derivative, Fair Value, Offset, Net	(3.2)	(3.4)	(4.2)
Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Credit [Member]
Derivative Liability, Fair Value	(0.6)	(0.9)	(1.3)
Derivative, Collateral, net			(1.0)
Derivative, Fair Value, Offset, Net	(0.6)	(0.9)	(0.3)
Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value	6.4	3.5	5.0
Derivative, Fair Value, Net	5.8	2.6	4.7
Derivative, Fair Value, Offset, Net	(0.6)	(0.9)	(0.3)
Natural Gas Contract [Member] | Short-term Derivative Positions [Member] | Other Current Liabilities [Member]
Derivative Liability, Fair Value		(0.1)
Derivative, Collateral, net		$ (0.1)